Commitments and Contingencies (Guarantees - Demerger and Divesture Obligations Narrative) (Details) In Millions, unless otherwise specified	158 Months Ended		12 Months Ended
	Dec. 31, 2012 Indemnification Agreements Hoechst [Member] USD ($)	Dec. 31, 2012 Indemnification Agreements Hoechst [Member] EUR (€)	Dec. 31, 2012 Divestiture Agreements [Member] USD ($)
Loss Contingencies [Line Items]
Number of divestiture agreements		19
Indemnification floor amount		€ 250
Indemnification ceiling amount		750
Indemnification percentage exceeding ceiling amount		33.33%
Loss contingency accrual, carrying value, payments	61
Indemnification percentage, other		33.33%
Divestiture obligations range, years			one year to thirty years
Guarantee obligations, maximum exposure			$ 195